Document and Entity Information (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Document period end date	Jun. 30, 2012
Amendment flag	false
Entity registrant name	FRESENIUS MEDICAL CARE AG & Co. KGaA
Entity current reporting status	Yes
Entity voluntary filers	Yes
Entity central index key	0001333141
Document type	6-K
Current fiscal year end date	--12-31
Entity filer category	Large Accelerated Filer
Entity well known seasoned issuer	Yes
Entity common stock shares outstanding	299,673,007
Entity public float	$ 14,697,813
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2